Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - Financial Asset Acquired with Credit Deterioration [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 1,617	$ 2,003
Total Past Due Loans	1,617	2,014
Current Loans	62,165	98,616
Total Gross Loans	63,782	100,630
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	733	1,575
Total Past Due Loans	733	1,575
Current Loans	53,483	82,045
Total Gross Loans	54,216	83,620
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	332	528
Total Past Due Loans	332	528
Current Loans	5,821	14,194
Total Gross Loans	6,153	14,722
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	520	510
Total Gross Loans	520	510
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	401	444
Total Past Due Loans	401	444
Current Loans	22,905	35,508
Total Gross Loans	23,306	35,952
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	603
Total Past Due Loans	0	603
Current Loans	24,237	31,833
Total Gross Loans	24,237	32,436
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	849	379
Total Past Due Loans	849	382
Current Loans	7,777	14,655
Total Gross Loans	8,626	15,037
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	849	379
Total Past Due Loans	849	382
Current Loans	7,022	13,771
Total Gross Loans	7,871	14,153
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	755	884
Total Gross Loans	755	884
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	35	49
Total Past Due Loans	35	57
Current Loans	905	1,916
Total Gross Loans	940	1,973
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	35	49
Total Past Due Loans	35	57
Current Loans	905	1,916
Total Gross Loans	940	1,973
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	11
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	3
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	3
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0	8
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 0	$ 8